Critical accounting judgment and key sources of estimation and uncertainty (Details) € in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Income from revaluation of derivative financial instruments				€ 516	€ 752	€ 93
Write down of derivative financial instrument				2,827		€ 808
European Investment Bank
Disclosure of detailed information about borrowings [line items]
Income from revaluation of derivative financial instruments				516
Write down of derivative financial instrument				2,827
EIB-Tranche A
Disclosure of detailed information about borrowings [line items]
Income from revaluation of derivative financial instruments					460
Write down of derivative financial instrument	€ 2,800	€ 4,700	$ 4,664	2,827
EIB-Tranche B1
Disclosure of detailed information about borrowings [line items]
Income from revaluation of derivative financial instruments	€ 500			€ 516	€ 292
Write down of derivative financial instrument		€ 900	$ 907